Fair Value Measurements - Schedule of Changes in the Estimated Fair Values (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 60,920	$ 12,045	$ 12,045	$ 1,451
Issuance of SAFE			45,192	10,000
Fair value remeasurement			3,683	(126)
Correction of an immaterial				720
Ending balance			60,920	12,045
Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of second lien loans	43,865
Exchange of SAFE for second lien loan	10,000
Fair value remeasurement	23,938
Settlement via conversion or exercise	(67,380)
Ending balance	10,423
Simple Agreements For Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	59,301	10,000	10,000
Issuance of SAFE	23,660	44,054	45,192	10,000
Exchange of SAFE for second lien loan	(10,000)
Fair value remeasurement	190,075		4,109
Settlement via conversion or exercise	(263,036)
Ending balance	0	54,054	59,301	10,000
Redeemable Convertible Preferred Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,619	2,045	2,045	1,451
Fair value remeasurement	7,272	(321)	(426)	(126)
Correction of an immaterial				720
Reclassification of Assumed Kodiak Warrants	(3,842)
Settlement via conversion or exercise	(5,049)
Ending balance	$ 0	$ 1,724	$ 1,619	$ 2,045